13000639

Parasnand Madho
Director
Corporate Actions & Market Watch

NYSE EURONEXT

Received SEC

MAR 13 2013

Washington, DC 20549

CERT NYS
File No. 001-10709

March 13, 2013

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, PS Business Parks, Inc., Depositary Shares Each Representing 1/1,000 of a Share of 5.70% Cumulative Preferred Stock, Series V, par value $.01 per share , and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on March 7, 2013. Tentative listing date – March 15, 2013.

Sincerely,

pmadho@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States
T +1 (212) 656-5404
www.nyx.com